Accrued expenses and other liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current
Accrued staff costs	$ 495	$ 612
Accrued expenses	6,946	5,337
Accrued professional fee	43	88
Value added tax payable	65	35
Deposit liabilities	757	869
Other payables and accruals	1,006	1,234
Accrued expenses and other current liabilities	9,312	8,175
Non-current
Other non-current liabilities	324	823
Non accrued expenses and other non current liabilities	$ 9,636	$ 8,998